CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2023
Convertible Bonds
CONVERTIBLE BONDS

16	CONVERTIBLE BONDS

On September 28, 2020, the Group issued HKD denominated 8% convertible bonds of a principal amount of US$12,272,735 (equivalent to HK$95,200,625) (the “Convertible Bonds”).

At the issue date, the Convertible Bonds can be converted into 20,475,377 shares (the “Conversion Shares”).

At any time prior to the Maturity Date, holders of the Convertible Bonds shall have no right to convert all or part of the outstanding Convertible Bonds unless the criteria for early conversion set out in the Convertible Bond Agreements are satisfied. Otherwise, the Company shall on the Maturity Date redeem the outstanding principal amount of the Convertible Bonds together with the accrued interest rate of 8% per annum.

Prior to the issuance of the Convertible bonds, the loan has been existed for the same amount and the third-party borrower agreed to transfer their loan amounts in full to become the amounts in the Convertible bonds upon issuance.

The conversion option embedded in the Convertible bonds meet the definition of equity instrument of the Company and is classified as equity. Based on the assessment from the valuation expert, there is no value on the conversion option while the liability component was initially recognized at its fair value and was subsequently measured at amortized cost. On October 9, 2023, upon the criteria for early conversion set out in the Convertible Bond Agreements were satisfied, all of the outstanding convertible bonds were converted into 20,475,377 ordinary shares of the Company.

Movement in convertible bonds:

	2023	2022
	USD	USD
At January 1	12,210,327	12,208,260
Interest expenses	684,163	972,045
Interest paid	(684,163)	(972,045)
Converted to shares	(12,210,327)	-
Exchange difference	-	2,067
At December 31	-	12,210,327

Imputed interest expense of the Convertible Bonds is calculated using the effective interest method by applying effective interest rate of 8% per annum to the liability component.